Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 04, 2013
Spirit of America Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND (the “Opportunity Fund” or the “Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”). As part of its investment process, the Adviser relies on the portfolio manager’s investment experience and research to identify investment opportunities in the equity and fixed income securities markets that will provide steady sources of income and some potential for capital appreciation without incurring unnecessary risks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Opportunity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Investment Funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 13 of the Opportunity Fund’s prospectus and “How to Purchase Shares” on page 16 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Opportunity Fund’s performance. As this is the Fund’s first fiscal year in operation, the portfolio turnover rate is not available.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Investment Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same amount of expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Opportunity Fund seeks to achieve its investment objective by investing its assets in a combination of the following:
  Equity securities, including common stock, preferred stock and convertible preferred stock of companies of any capitalization, whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends.
  Fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high yield U.S. corporate bonds (i.e., ''junk'' bonds), floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations ("CMOs"). Step coupon bonds are bonds that typically do not entitle the holder to any periodic payments of interest for some initial period after the issuance of the obligation; thereafter, step coupon bonds pay interest for fixed periods of time at particular interest rates. Floating rate bonds pay interest at rates that are adjusted periodically according to a specific formula, usually with reference to some interest rate index or market interest rate. The floating rate bond tends to decrease the security's price sensitivity to changes in interest rates. A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Opportunity Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by FNMA, FHLMC, and GNMA. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions.
  Equity REITs and mortgage REITs. A "REIT" or "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, like building supplies or mortgage servicing. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate -related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Mortgage REITs invest the majority of their assets in companies that own real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Opportunity Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the Opportunity Fund.
  Master Limited Partnerships; provided that no more than 25% of the net assets of the Opportunity Fund shall be invested in MLPs at any given time. MLPs are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. These activities are often referred to as "energy infrastructure."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Opportunity Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Opportunity Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Opportunity Fund's share price may fluctuate within a wide range. There is no assurance that the Opportunity Fund will achieve its investment objective. The Opportunity Fund's performance could be adversely affected by the following principal risks:
  Limited Operating History. The Opportunity Fund has no operating history having commenced operations as of the date of this prospectus. It is designed for long-term investors and not as a trading vehicle. From time to time, the Opportunity Fund may not achieve the desired portfolio composition and/or diversification. If the Opportunity Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.
  Market Risks. The market value of the Opportunity Fund's investments in equities, including MLP common units, and fixed income securities will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Opportunity Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors. The equity securities purchased by the Opportunity Fund may not appreciate in value as the Adviser anticipates.
  Small Cap Company Risk. Smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.
  Dividend Risk. There can be no assurance that a dividend-paying company will continue to make regular dividend payments.
  Manager Risk, which is the possibility that poor security selection will cause the Opportunity Fund to underperform relevant benchmarks or other funds with similar investment objectives.
  REITs. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code. Due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors. Investing in traded REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's 500 Index.
  Interest Rate Risk. The Opportunity Fund's performance could be adversely affected by Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise.
  Credit Risk. The Opportunity Fund may be affected by Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Opportunity Fund may invest in junk bonds. The Opportunity Fund may be affected by Credit Risk of Lower Grade Securities, which is the possibility that securities rated below investment grade, or unrated of similar quality, (i.e., "junk bonds"), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer's ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Opportunity Fund's ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Opportunity Fund may lose its entire investment in those securities.
  Call Risk. Another risk that could most adversely affect the Opportunity Fund's performance is Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon bonds before their maturity dates. The Opportunity Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
  CMOs. The Opportunity Fund may be affected by Credit Risk of CMOs, which is the possibility that the Opportunity Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Opportunity Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities and some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called "private label" CMOs are the sole obligation of their issuer.
  MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right, as described in more detail in the prospectus. Moreover, energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, (i) fluctuations in commodity prices; (ii) reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; (iii) new construction risks and acquisition risk which can limit growth potential; (iv) a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes; (v) depletion of the natural gas reserves or other commodities if not replaced; (vi) changes in the regulatory environment; (vii) extreme weather; (viii) rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and (ix) threats of attack by terrorists.
  MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Opportunity Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Opportunity Fund and lower income.
  Non-Diversification Risk. Another risk is Non-Diversification Risk, which is the risk that to the extent the Adviser determined to invest in a lesser number of securities, the Opportunity Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.
Suitability: An investment in the Opportunity Fund may be suitable for intermediate to long-term investors who seek high current income and the potential for some capital appreciation. Investors should be willing to accept the risks and potential volatility of such investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Opportunity Fund could lose money over short or long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Another risk is Non-Diversification Risk, which is the risk that to the extent the Adviser determined to invest in a lesser number of securities, the Opportunity Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table illustrating the risks of investing in the Opportunity Fund and the changes in annual total returns will be provided after the Fund has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table illustrating the risks of investing in the Opportunity Fund and the changes in annual total returns will be provided after the Fund has been in operation for a full calendar year.
Spirit of America Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
1 year	rr_ExpenseExampleYear01	596
3 years	rr_ExpenseExampleYear03	873
1 year	rr_ExpenseExampleNoRedemptionYear01	596
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 873

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Spirit of America Management Corp., the Opportunity Fund's investment adviser (the "Adviser"), has contractually agreed to waive advisory fees and/or reimbursable expenses under an Operating Expenses Agreement so that the total operating expenses of Opportunity Fund's Class A Shares will not exceed 1.25% of the average daily net assets of the Opportunity Fund's Class A Shares. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the Opportunity Fund until December 31, 2014. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses on short sales, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Opportunity Fund within the following three years, provided the Opportunity Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement can be terminated at any time by the Board of Directors, on behalf of the Opportunity Fund, upon sixty days prior written notice to the Adviser.